8. Commitments and Contingencies	12 Months Ended
Mar. 31, 2017
Notes
8. Commitments and Contingencies

8. COMMITMENTS AND CONTINGENCIES

On January 16, 2006, the Company's wholly owned subsidiary, Celsion (Canada) Inc. purchased from Celsion Corporation (USA) ["Celsion"]all of the assets relating to breast cancer Microfocus APA 1000 System (“System”), consisting of the microwave machine technology, the APA technology licensed from MIT, and all related intellectual and regulatory property (collectively, the “Business”). The Company has a commitment to pay a 5% royalty to Celsion on the net sales of products sold by and patent royalties received by the Company and its successors and assignees. Total royalties paid are not to exceed $18,500,000. Royalties will not be payable until the System can be placed in the market following successful completion of the pivotal clinical trial and receipt of approval to market the System in the US and Canada from the FDA and Health Canada. The Company has an additional commitment to pay a 5% royalty to MIT on the net sales of products, upon commercialization.  Additionally, if the Company does not apply for or does not receive FDA approval to enter at least one phase III clinical trials of a licensed product prior to the earlier of the termination of the agreement or June 25, 2018, the Company shall pay $10,000 to MIT.  If the Company receives approval for sale of at least one licensed product or discovery product then the Company shall pay MIT $100,000.

The Company has signed a license agreement with Duke University to license certain patents in exchange for royalty payments.  The company is committed to making certain milestone payments totaling $500,000 upon the achievement of certain regulatory milestones as well as a running royalty calculated on net sales.

Future minimum payments under operating leases for office space and vehicles as of March 31, 2017 are as follows:

2018	$ 192,411

The Company recognized total rent expense of $244,598, $223,254 and $192,919 for the years ended March 31, 2017, 2016 and 2015, respectively.